Employee Benefits (Details) - Schedule of post-employee benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits (Details) - Schedule of post-employee benefits [Line Items]
Post-employment benefit liabilities included in other payables	$ 158
Separate management entities [member]
Employee Benefits (Details) - Schedule of post-employee benefits [Line Items]
Short-term benefits	463	$ 432
Post-employment benefit liabilities	$ 145	$ 292